UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York         August 15, 2011
---------------------------------  -----------------------      ---------------
           [Signature]                  [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              44
                                              ---------------

Form 13F Information Table Value Total:          $1,399,519
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

                                                Anchorage Capital Group, L.L.C.
                                                   FORM 13F Information Table
                                                  Quarter Ended June 30, 2011

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                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING  AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC         COM              07556Q105    1,017    300,000  SH  CALL  SOLE                    300,000
BEAZER HOMES USA INC         COM              07556Q105   14,605  4,308,297  SH        SOLE                  4,308,297
BEAZER HOMES USA INC         NT SUB7.5%2013   07556Q402    2,331    125,000  PRN       SOLE                                   NONE
BEAZER HOMES USA INC         UNIT 99/99/9999  07556Q501    1,474     90,000  SH        SOLE                     90,000
BJS WHOLESALE CLUB INC       COM              05548J106   62,308  1,237,500  SH        SOLE                  1,237,500
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   11,562    605,000  SH        SOLE                    605,000
BRUNSWICK CORP               COM              117043109   56,505  2,769,830  SH        SOLE                  2,769,830
CENTRAL PAC FINL CORP        COM NEW          154760409  132,483  9,463,095  SH        SOLE                  9,463,095
CITIGROUP INC                COM NEW          172967424    6,246    150,000  SH        SOLE                    150,000
COTT CORP QUE                COM              22163N106   11,935  1,419,123  SH        SOLE                  1,419,123
CVS CAREMARK CORPORATION     COM              126650100   28,185    750,000  SH  CALL  SOLE                    750,000
DANA HLDG CORP               COM              235825205   15,839    865,500  SH        SOLE                    865,500
DORAL FINL CORP              COM NEW          25811P886   14,903  7,603,692  SH        SOLE                  7,603,692
ENER1 INC                    COM NEW          29267A203    4,730  4,300,000  SH        SOLE                  4,300,000
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140   17,839    536,994  SH        SOLE                    536,994
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   23,749  2,578,661  SH        SOLE                  2,578,661
FIFTH THIRD BANCORP          COM              316773100   43,350  3,400,000  SH  CALL  SOLE                  3,400,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   23,586  1,102,165  SH        SOLE                  1,102,165
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   17,557  1,102,165  SH        SOLE                  1,102,165
GENERAL MTRS CO              COM              37045V100   15,180    500,000  SH  CALL  SOLE                    500,000
GENERAL MTRS CO              COM              37045V100   37,567  1,237,383  SH        SOLE                  1,237,383
GENERAL MTRS CO              JR PFD CNV SRB   37045V209   19,496    400,000  PRN       SOLE                                   NONE
GNC HLDGS INC                COM CL A         36191G107   23,215  1,064,432  SH        SOLE                  1,064,432
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    1,112     20,000  PRN       SOLE                                   NONE
HAMPTON ROADS BANKSHARES INC COM NEW          409321502   71,221  7,194,008  SH        SOLE                  7,194,008
KB HOME                      COM              48666K109   36,871  3,770,000  SH        SOLE                  3,770,000
LEAP WIRELESS INTL INC       COM NEW          521863308   24,345  1,500,000  SH  CALL  SOLE                  1,500,000
LIVEPERSON INC               COM              538146101   33,996  2,404,214  SH        SOLE                  2,404,214
OWENS CORNING NEW            COM              690742101   48,929  1,310,000  SH        SOLE                  1,310,000
PENNEY J C INC               COM              708160106   17,270    500,000  SH  PUT   SOLE                    500,000
POPULAR INC                  COM              733174106   14,959  5,420,000  SH        SOLE                  5,420,000
QUAD / GRAPHICS INC          COM CL A         747301109   17,329    445,934  SH        SOLE                    445,934
QUALITY DISTR INC FLA        COM              74756M102    4,634    355,900  SH        SOLE                    355,900
SEABRIDGE GOLD INC           COM              811916105    5,642    200,000  SH        SOLE                    200,000
SOLUTIA INC                  *W EXP 02/27/201 834376147       45     21,454  SH        SOLE                     21,454
SPDR S&P 500 ETF TR          TR UNIT          78462F103  158,364  1,200,000  SH  PUT   SOLE                  1,200,000
SPRINT NEXTEL CORP           COM SER 1        852061100   59,409 11,022,000  SH        SOLE                 11,022,000
SPRINT NEXTEL CORP           COM SER 1        852061100   21,560  4,000,000  SH  CALL  SOLE                  4,000,000
STERLING FINL CORP WASH      COM NEW          859319303   36,523  2,272,727  SH        SOLE                  2,272,727
SUN BANCORP INC              COM              86663B102   27,243  7,463,716  SH        SOLE                  7,463,716
SUNOCO INC                   COM              86764P109   93,848  2,250,000  SH  CALL  SOLE                  2,250,000
SYNOVUS FINL CORP            COM              87161C105   70,735 34,007,000  SH        SOLE                 34,007,000
WELLS FARGO & CO NEW         COM              949746101   42,090  1,500,000  SH  CALL  SOLE                  1,500,000
WHIRLPOOL CORP               COM              963320106   27,732    341,023  SH        SOLE                    341,023
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